John Hancock
Preferred Income Fund
Quarterly portfolio holdings 4/30/2020

Fund’s investments
As of 4-30-20 (unaudited)
	Shares	Value
Preferred securities (A) 123.1% (81.4% of Total investments)		$555,910,001
(Cost $587,181,456)
Communication services 12.2%		55,250,496
Diversified telecommunication services 3.4%
Qwest Corp., 6.125% (B)	30,000	674,400
Qwest Corp., 6.500%	136,705	3,171,556
Qwest Corp., 6.750%	360,000	8,593,200
Qwest Corp., 6.875%	120,000	2,839,200
Wireless telecommunication services 8.8%
Telephone & Data Systems, Inc., 6.625% (B)	233,381	5,468,117
Telephone & Data Systems, Inc., 6.875%	119,781	2,831,623
Telephone & Data Systems, Inc., 7.000% (B)	340,000	8,330,000
United States Cellular Corp., 6.950% (B)(C)	720,000	18,064,800
United States Cellular Corp., 7.250% (B)	205,514	5,277,600
Consumer discretionary 0.4%		1,596,510
Internet and direct marketing retail 0.4%
QVC, Inc., 6.250%	81,000	1,596,510
Consumer staples 2.2%		9,724,000
Food products 2.2%
Ocean Spray Cranberries, Inc., 6.250% (D)	143,000	9,724,000
Energy 2.5%		11,344,104
Oil, gas and consumable fuels 2.5%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)	210,000	4,937,100
NuStar Logistics LP (3 month LIBOR + 6.734%), 7.953% (E)	185,000	3,529,800
Sempra Energy, 6.750%	28,400	2,877,204
Financials 41.4%		187,039,817
Banks 19.2%
Bank of America Corp., 6.000% (B)	134,281	3,641,701
Bank of America Corp. (6.450% to 6-1-20, then 3 month LIBOR + 1.327%) (B)	135,000	3,524,850
Citigroup Capital XIII (3 month LIBOR + 6.370%), 7.130% (E)	384,725	10,299,088
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	318,337	8,703,334
Fifth Third Bancorp, 6.000% (B)	234,293	6,393,856
First Republic Bank, 4.700% (B)	209,175	5,066,219
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.477% (E)	450,544	10,159,767
Regions Financial Corp., 6.375%	138,164	3,491,404
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)	188,000	4,277,000
The PNC Financial Services Group, Inc., 5.375% (B)	30,000	766,500
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)	187,000	4,929,320
Truist Financial Corp., Series G, 5.200% (B)	416,250	10,581,075
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (B)	185,000	4,996,850
Wells Fargo & Company, 6.000%	24,955	637,351
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (B)(C)	322,025	8,601,288
Western Alliance Bancorp, 6.250%	21,000	539,490
Capital markets 5.6%
Ares Management Corp., 7.000% (B)	2,525	64,741
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)	235,000	6,309,750
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	100,000	2,701,000
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	595,424	16,195,533
2	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 1.3%
Navient Corp., 6.000% (B)	294,071	$5,999,048
Insurance 15.2%
AEGON Funding Company LLC, 5.100% (B)(C)	324,625	7,794,246
American Financial Group, Inc., 5.125% (B)	153,425	3,855,570
American International Group, Inc., 5.850% (B)	249,000	6,449,100
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)(C)	305,000	7,402,350
Brighthouse Financial, Inc., 6.600%	281,775	7,035,922
Prudential Financial, Inc., 5.750% (B)	140,000	3,539,200
Prudential PLC, 6.500% (B)	154,500	3,986,100
Prudential PLC, 6.750% (B)	51,000	1,304,070
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (B)	58,227	1,556,990
Unum Group, 6.250%	147,500	3,556,225
W.R. Berkley Corp., 5.625% (B)	879,050	22,134,479
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (F)	80,000	546,400
Information technology 2.7%		12,209,280
Semiconductors and semiconductor equipment 2.7%
Broadcom, Inc., 8.000% (B)(C)	12,000	12,209,280
Real estate 5.5%		24,766,360
Equity real estate investment trusts 5.5%
American Homes 4 Rent, Series E, 6.350%	85,350	2,182,400
American Homes 4 Rent, Series F, 5.875% (B)	165,575	3,899,291
Digital Realty Trust, Inc., 6.350%	922	23,548
Diversified Healthcare Trust, 5.625%	821,432	14,958,277
Public Storage, 5.200% (B)	125,000	3,160,000
Public Storage, 5.375% (B)	21,263	542,844
Utilities 56.2%		253,979,434
Electric utilities 24.1%
American Electric Power Company, Inc., 6.125% (B)	145,000	7,366,000
Duke Energy Corp., 5.125% (B)	816,525	20,600,926
Duke Energy Corp., 5.750% (B)(C)	240,000	6,621,600
Entergy Louisiana LLC, 5.250% (B)	141,476	3,631,689
Interstate Power & Light Company, 5.100% (B)	170,000	4,369,000
NextEra Energy, Inc., 5.279% (B)(C)	230,000	9,933,700
NSTAR Electric Company, 4.780% (B)	15,143	1,515,057
PPL Capital Funding, Inc., 5.900% (B)	932,439	23,432,192
SCE Trust II, 5.100% (B)(C)	511,190	11,972,070
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (B)	20,000	480,000
The Southern Company, 6.250% (B)	189,999	4,873,474
The Southern Company, 6.750% (B)	300,000	14,202,000
Gas utilities 4.9%
South Jersey Industries, Inc., 5.625% (B)	239,275	6,091,942
South Jersey Industries, Inc., 7.250%	357,100	16,001,651
Multi-utilities 27.2%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	354,930	9,700,237
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	526,441	14,529,772
CenterPoint Energy, Inc., 7.000% (B)	755,000	25,549,200
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	3

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
CMS Energy Corp., 5.625% (B)	225,000	$6,018,750
Dominion Energy, Inc., 7.250%	49,000	4,813,270
DTE Energy Company (Callable 6-2-20), 5.250% (B)	308,120	7,746,137
DTE Energy Company (Callable 12-1-22), 5.250% (B)	240,000	6,129,600
DTE Energy Company, 6.000% (B)	94,150	2,477,087
DTE Energy Company, 6.250% (B)	503,000	21,025,400
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)	272,500	6,812,500
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)(C)	344,000	9,484,080

Sempra Energy, 5.750% (B)(C)	338,000	8,602,100
Common stocks 3.6% (2.4% of Total investments)		$16,510,007
(Cost $27,650,285)
Communication services 0.4%		2,017,800
Diversified telecommunication services 0.4%
CenturyLink, Inc. (B)(C)	190,000	2,017,800
Energy 3.2%		14,492,207
Oil, gas and consumable fuels 3.2%
BP PLC, ADR (B)	172,500	4,105,500
Equitrans Midstream Corp. (B)	442,012	3,704,061
The Williams Companies, Inc. (B)(C)	345,000	6,682,646

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 22.6% (14.9% of Total investments)				$101,939,857
(Cost $122,596,237)
Communication services 1.3%				6,057,805
Wireless telecommunication services 1.3%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)(G)	6.875	07-19-27	6,955,000	6,057,805
Consumer discretionary 2.1%				9,656,820
Automobiles 2.1%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (G)	6.500	09-30-28	11,922,000	9,656,820
Consumer staples 0.2%				776,550
Food products 0.2%
Land O' Lakes, Inc. (D)(G)	8.000	07-16-25	835,000	776,550
Energy 4.0%				17,849,382
Oil, gas and consumable fuels 4.0%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (G)	7.375	12-15-22	11,787,000	4,508,528
Energy Transfer Operating LP (3 month LIBOR + 3.018%) (B)(E)	4.781	11-01-66	8,800,000	4,950,000
Energy Transfer Operating LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)(C)(G)	6.625	02-15-28	8,000,000	5,730,480
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (G)	6.875	02-15-23	3,700,000	2,660,374
Financials 10.6%				47,728,563
Banks 7.3%
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (B)(G)	7.750	09-15-23	5,000,000	4,825,000
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (G)	6.125	11-15-20	815,000	790,876
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)(C)(G)	6.375	04-06-24	7,500,000	7,087,500
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (B)(C)(E)(G)	4.753	07-01-20	5,230,000	4,584,147
4	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(C)(G)	6.750	02-01-24	6,000,000	$6,441,480
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(C)(G)	7.500	06-27-24	7,500,000	7,350,000
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(C)(G)	5.900	06-15-24	2,000,000	2,030,000
Capital markets 0.9%
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (G)	5.375	06-01-25	3,800,000	3,942,500
Insurance 2.4%
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)(G)	5.875	03-15-28	5,000,000	5,150,000
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(D)(G)	7.000	05-13-25	8,536,000	5,527,060
Utilities 4.4%				19,870,737
Electric utilities 2.9%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%) (B)	6.750	06-15-76	3,224,000	3,407,784
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)(C)(G)	6.250	02-01-22	10,000,000	9,550,300
Multi-utilities 1.5%
Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (B)(C)	5.750	10-01-54	5,000,000	5,072,653

NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (B)(C)(G)	5.650	06-15-23	2,000,000	1,840,000
Capital preferred securities (H) 0.1% (0.1% of Total investments)				$579,141
(Cost $588,281)
Financials 0.1%				579,141
Banks 0.1%
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (B)(E)(G)	5.570	06-01-20	583,000	579,141

	Par value^	Value
Short-term investments 1.9% (1.2% of Total investments)		$8,494,000
(Cost $8,494,000)
Repurchase agreement 1.9%		8,494,000
Repurchase Agreement with State Street Corp. dated 4-30-20 at 0.000% to be repurchased at $8,494,000 on 5-1-20, collateralized by $8,545,000 U.S. Treasury Notes, 1.125% due 9-30-21 (valued at $8,666,843)	8,494,000	8,494,000
Total investments (Cost $746,510,259) 151.3%		$683,433,006
Other assets and liabilities, net (51.3%)		(231,747,935)
Total net assets 100.0%		$451,685,071

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-20 was $482,973,699. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $153,183,556.
(C)	All or a portion of this security is on loan as of 4-30-20, and is a component of the fund's leverage under the Credit Facility Agreement.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Non-income producing security.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	5

(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
6	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	640	Short	Jun 2020	$(84,328,627)	$(89,000,000)	$(4,671,373)
						$(4,671,373)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	73,000,000	USD	Fixed 2.136%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(3,238,545)	$(3,238,545)
								—	$(3,238,545)	$(3,238,545)

(a)	At 4-30-20, the 3 month LIBOR was 0.556%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$55,250,496	$55,250,496	—	—
Consumer discretionary	1,596,510	1,596,510	—	—
Consumer staples	9,724,000	—	$9,724,000	—
Energy	11,344,104	11,344,104	—	—
Financials	187,039,817	187,039,817	—	—
Information technology	12,209,280	12,209,280	—	—
Real estate	24,766,360	24,766,360	—	—
Utilities	253,979,434	245,651,877	8,327,557	—
Common stocks	16,510,007	16,510,007	—	—
Corporate bonds	101,939,857	—	101,939,857	—
Capital preferred securities	579,141	—	579,141	—
Short-term investments	8,494,000	—	8,494,000	—
Total investments in securities	$683,433,006	$554,368,451	$129,064,555	—
Derivatives:
Liabilities
Futures	$(4,671,373)	$(4,671,373)	—	—
Swap contracts	(3,238,545)	—	$(3,238,545)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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